Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 01, 2022
Related Party Transactions (Details) [Line Items]
Related party convertible notes	$ 1,825,000
Derivative Liability	1,842,000					$ 0	$ 1,842,000
Additional paid in capital	$ 1,825,000
Monthly lease payment						9,664
Rent expense		$ 28,992				115,968	$ 290,772
Short term commercial deposit		$ 274,900		$ 274,900		$ 274,900
Working capital								$ 370,000
Bearing interest						6.00%
Maturity date				Aug. 25, 2027		Dec. 31, 2024
Rent expense			$ 28,992	$ 86,976	$ 86,976
Series E Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Conversion of shares (in Shares)	500,000
Other Agreements [Member]
Related Party Transactions (Details) [Line Items]
Collateral fee				7,500		$ 7,500
Related Party Leases [Member]
Related Party Transactions (Details) [Line Items]
Monthly lease payment				$ 9,664